Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2013
Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2014	$11,009	$13,483	$24,492
2015	7,953	12,467	20,420
2016	6,558	10,548	17,106
2017	4,603	7,529	12,132
2018	2,129	4,324	6,453
2019 and thereafter	3,688	32	3,720

Total minimum payments	$35,940	$48,383	$84,323